Stock Incentive Plans - Summary of black scholes option pricing model and weighted average assumptions (Detail) - $ / shares	12 Months Ended
	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Risk-free interest rate range	1.40%	1.35%	1.50%
Risk-free interest rate range	1.40%	1.98%	1.76%
Expected volatility factor	35.00%	35.00%	35.00%
Weighted-average grant-date fair value	$ 2.51	$ 4.40	$ 1.95
Weighted Average [Member]
Weighted-average expected option life (yrs.)	5 years 8 months 12 days	6 years	5 years